Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits
(6) Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2016	2015	2014
Interest bearing checking accounts	$473	448	365
Savings accounts	2,148	2,468	2,662
Time deposits and money market accounts	11,592	12,067	11,064
Total	$14,213	14,983	14,091

At December 31, 2016, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$1,039,185
1 to 2 years	65,984
2 to 3 years	49,823
3 to 4 years	3,015
4 to 5 years	1,256
Over 5 years	200
$1,159,463

Included in total time deposits as of December 31, 2016 and 2015 is $ 144.2 million and $98.7 million in time deposits with balances in excess of $250,000.